Federated Hermes Enhanced Income ETF Expense Example - Federated Hermes Enhanced Income ETF - Federated Hermes Enhanced Income ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	$ 237